Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
GE
As described in Note 4—GECAS Transaction, AerCap completed the acquisition of 100% of GECAS, GE’s commercial aviation lessor and financier, on November 1, 2021. Under the terms of the transaction agreement, GE received 111.5 million newly issued AerCap shares, $23 billion of cash and $1 billion of AerCap senior notes. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of our issued and outstanding ordinary shares. Consequently, GE became a related party upon the Closing Date of the GECAS Transaction. We may purchase, sell or lease flight equipment from/to GE and GE provides services to AerCap under a transition services agreement.
During the year ended December 31, 2022, AerCap recognized rental income from engines on lease to GE of approximately $143 million and purchases from and provision of services from GE of approximately $150 million. During the year ended December 31, 2022, AerCap recognized sales to GE of approximately $27 million.
During the year ended December 31, 2021, AerCap recognized rental income from engines on lease to GE of approximately $22 million, and purchases from GE of approximately $1 million.
As of December 31, 2022, AerCap had an outstanding payable balance of $9 million with GE. As of December 31, 2021, AerCap had an outstanding payable balance of $6 million and a receivable balance of $66 million with GE.
Equity Method Investments
SES
SES is a 50% joint venture between AerCap and Safran. During the years ended December 31, 2022 and 2021, we recognized lease rental income from SES of $74 million and $12 million, respectively.
Other related parties
Other related parties include our associated companies as detailed in Note 11—Associated companies. The following table presents amounts received from other related parties for management fees, transaction-related fees and dividends for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Management fees and other	$14,418	$6,748	$1,613
Dividends	34,245	5,262	267
	$48,663	$12,010	$1,880
Purchase of shares
During the year ended December 31, 2022, an Officer sold 26,761 ordinary shares to the Company at fair value on the date of the sale for an aggregate sale price of $1.5 million. The proceeds were used to pay taxes in 2022 in connection with the Officer’s share awards.
AerDragon
During the year ended December 31, 2022, AerCap completed the sale of three Boeing 737 MAX aircraft to AerDragon.